PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	As of December 31,	As of June 30,
	2021	2021

Buildings	$28,473,835	$28,128,416
Machinery and equipment	7,917,423	7,524,170
Office equipment and furniture	1,313,761	1,296,201
Automobiles	712,409	754,764
Leasehold improvements	46,603,872	41,095,980
Construction-in-progress (“CIP”) (1)	-	597,594
Total	85,021,300	79,397,125
Less: Accumulated depreciation	(11,105,830)	(9,214,249)
Impairment of fixed assets	(310,799)	(306,837)
Property, plant and equipment, net	$73,604,671	$69,876,039

No impairment was recorded for the six months ended December 30, 2021 and 2020, respectively.

Depreciation expense was $1,805,202 and $1,239,397 for the six months ended December 31, 2021 and 2020, respectively. In connection with the $7.1 million long-term bank loans borrowed from Dongguan Rural Commercial Bank, the Company’s subsidiary Meijia pledged its fixed assets of approximately $5.6 million as the collateral to secure the loans. In addition, in connection with the Company’s $0.7 million loan from Cathay Bank, the Company’s U.S. subsidiary Dogness Group pledged its fixed assets as collateral to secure the borrowing (see Note 9).

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET (continued)

(1) The Company’s CIP primarily consisted of the following:

The Company’s subsidiary Dongguan Jiasheng had a capital project to build new manufacturing and operating facilities, which include warehouse, workshops, office building, security gate, employee apartment building, electrical transformer station and exhibition hall, etc. The total budget is approximately RMB263.5 million ($41.3 million). As of December 31, 2021, the Company had substantially completed this project and transferred all of the related CIP to fixed assets. As of December 31, 2021, the Company has made total payments of approximately RMB 223.4 million ($35.1 million) in connection to this project, which resulted in future minimum capital expenditure payments of RMB 40.1 million ($6.2 million).

The Company’s subsidiary Dogness Culture was also working on a project to decorate a pet themed retail store. Total cost is RMB 2.2 million ($0.3 million). This project has fully completed by June 30, 2021, As of December 31, 2021, the Company has paid RMB 2.1 million ($0.3 million) for the project.

As of December 31, 2021, future minimum capital expenditures on the Company’s construction-in-progress projects are estimated as follows:

	Capital expenditure commitment on Dongguan Jiasheng	Capital expenditure commitment on pet store under Dogness Culture	Total
2022	$4,380,395	$15,839	$4,396,234
2023	969,769	-	969,769
2024	627,600	-	627,600
2025	308,912	-	308,912
Total	$6,286,676	$15,839	$6,302,515

Subsequently, from January 2022 to April 2022, the Company made payment of RMB 18.2 million ($2.9 million) on the above-mentioned construction projects. As a result, the Company’s future capital expenditure commitment on CIP has decreased from approximately $6.3 million as of December 31, 2021 to approximately $3.5 million as of March 31 ,2022, as detailed below:

	Capital expenditure commitment on Dongguan Jiasheng	Capital expenditure commitment on pet store under Dogness Culture	Total
2022	$1,528,521	$15,839	$1,544,360
2023	969,769	-	969,769
2024	627,600	-	627,600
2025	308,912	-	308,912
Total	$3,434,802	$15,839	$3,450,641

The Company plans to fund unpaid amount of these CIP projects through working capital generated from operations, bank borrowings, borrowing from related parties, the proceeds received from July 2021 equity financing, February 2022 equity financing as well as other future potential capital raising activities.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)